RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2018
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
21.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs, VIEs and VIEs' subsidiaries from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Group in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIEs and VIEs' subsidiaries from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

As of December 31, 2017, the balance of restricted net assets was $376,835, of which $159,565 was
attributed to the paid-in-capital, additional paid-in-capital and statutory reserves of the VIEs and VIEs' subsidiaries, and $217,270 was a
ttributed to the paid in capital, additional paid-in-capital and statutory reserves of WFOE. As of December 31, 2018, the balance of restricted net assets was $351,978, of which $146,375 was
attributed to the paid-in-capital, additional paid-in-capital and statutory reserves of the VIEs and VIEs' subsidiaries, and $205,603 was
attributed to the paid in capital, additional paid-in-capital and statutory reserves of WFOE. Under applicable PRC laws, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.